Fair Value Measurements - Investments measured at NAV (Details) - Colony Bankcorp, Inc. 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Unfunded commitments	$ 0
Investments measured at NAV practical expedient (a) | Pooled Separate Account
Fair Value Measurements
Fair Value		$ 75,315
Unfunded commitments	$ 0
Redemption Notice Period	1 day